Consolidated Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–116.05%(b)(c)(d)
Aerospace & Defense–3.99%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	183	$ 213,450
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	726	845,419
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	2,624	2,997,282
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		$ 3,435	3,339,674
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		1,845	1,794,010
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		1,584	1,579,202
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014; Cost $1,444,403)(e)(f)(g)	0.00%	07/18/2023		1,444	1,444,403
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,552,210)(e)(f)	8.00%	07/18/2023		1,590	1,590,098
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3 (3 mo. USD LIBOR + 6.75%)(e)	6.84%	12/31/2021		3,203	2,881,108
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		1,358	1,361,528
Peraton Corp.
First Lien Term Loan B(h)	–	02/01/2028		8,441	8,472,769
Second Lien Term Loan(h)	–	02/26/2029		2,044	2,084,627
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		1,824	1,843,300
TransDigm, Inc., Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		166	163,857
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	03/08/2025		197	194,524
					30,805,251
Air Transport–5.25%
AAdvantage Loyalty IP Ltd., Term Loan B (h)	–	03/15/2028		4,112	4,243,965
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	4,415	5,248,722
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		5,529	5,909,245
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%)(e)	6.50%	05/09/2024		3,219	3,154,716
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%)(e)	6.50%	05/09/2024		9,471	9,281,590
Term Loan (1 mo. USD LIBOR + 5.50%)(e)	6.50%	05/09/2024		9,657	9,464,147
United Airlines, Inc., Term Loan B(h)	–	05/01/2028		3,188	3,222,773
					40,525,158
Automotive–6.57%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		2,542	2,563,097
BCA Marketplace PLC (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.80%	09/24/2026	GBP	1,000	1,419,505
Garrett Borrowing LLC, Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	09/27/2025	EUR	541	659,088
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		2,758	2,768,294
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		3,482	3,495,508
Mavis Tire Express Services TopCo, L.P.
Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/20/2025		798	798,668
Term Loan B(h)	–	05/01/2028		3,381	3,393,046
Muth Mirror Systems LLC
Revolver Loan(e)(g)	0.00%	04/23/2025		1,677	1,608,434
Term Loan (3 mo. USD LIBOR + 5.25%)(e)	6.25%	04/23/2025		19,624	18,819,690
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		452	452,397
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2024		1,449	1,446,709
ThermaSys Corp., Term Loan(e)	12.20%	10/02/2023		0	93
Transtar Industries, Inc.
Delayed Draw Term Loan (Acquired 01/22/2021; Cost $1,194,361)(e)(f)(g)	0.00%	01/22/2027		1,218	1,193,178
Term Loan A (1 mo. USD LIBOR + 7.00%) (Acquired 01/22/2021; Cost $ 8,679,776)(e)(f)	8.00%	01/22/2027		8,848	8,671,421
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		$ 837	$ 839,082
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		2,563	2,573,707
					50,701,917
Beverage & Tobacco–0.90%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(h)	–	12/12/2023			1,583	1,587,322
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			2,283	2,286,728
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	12/13/2023			286	288,215
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	12/12/2023			2,280	2,286,108
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			517	496,899
						6,945,272
Brokers, Dealers & Investment Houses–0.10%
Zebra Buyer LLC, First Lien Term Loan (h)	–	04/22/2028			776	781,615
Building & Development–2.14%
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR		3,141	3,756,580
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		758	919,568
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.09%	08/28/2023			641	632,139
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			802	777,803
CRH Europe Distribution (Netherlands)
Term Loan A (3 mo. EURIBOR + 4.50%)	4.50%	11/29/2025	EUR		987	1,200,636
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR		1,205	1,470,385
LBM Holdings LLC
Delayed Draw Term Loan(h)	–	12/08/2027			105	105,353
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027			474	474,087
SRS Distribution, Inc., Term Loan B(h)	–	05/19/2028			1,574	1,572,675
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024			1,982	1,989,182
Xella (Luxembourg), Term Loan B-4(h)	–	03/30/2028	EUR		2,979	3,617,443
						16,515,851
Business Equipment & Services–13.69%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(e)	5.50%	03/31/2028			924	930,008
Atlas CC Acquisition Corp.
Term Loan B(h)	–	05/01/2028			1,844	1,845,248
Term Loan C(h)	–	05/01/2028			375	375,305
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	6.25%	02/14/2028	EUR		3,053	3,742,819
Blackhawk Network Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.13%	06/15/2026			384	383,497
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024			720	723,524
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-05/26/2021; Cost $651,238)(f)(i)	9.50%	08/15/2023			653	342,782
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $436,538)(f)	8.50%	02/15/2023			469	444,725
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025			1,776	1,787,505
Constant Contact
Delayed Draw Term Loan(g)	0.00%	02/10/2028			762	761,596
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029			1,513	1,498,319
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028			2,835	2,834,829
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.35%	08/08/2026			86	84,516
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019-05/18/2021; Cost $515,982)(f)	11.00%	07/26/2023			527	523,057
CV Intermediate Holdco Corp.
Delayed Draw Term Loan(e)(g)	0.00%	03/31/2026			3,154	3,106,954
Revolver Loan (3 mo USD LIBOR + 3.75%)(e)	6.75%	03/31/2026			379	372,835
Revolver Loan(e)(g)	0.00%	03/31/2026			883	869,947
Term Loan B (3 mo USD LIBOR + 5.75%)(e)	6.75%	03/31/2026			8,517	8,290,205
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		$ 1,304	$ 1,313,523
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/07/2028		1,249	1,283,566
Ensono L.P., Term Loan B(h)	–	06/22/2021		2,190	2,191,416
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		286	286,679
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	04/30/2028		3,308	3,286,951
Holding Socotec (France), Term Loan B(e)(h)	–	05/07/2028		715	714,862
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.08%	06/23/2024	GBP	7,860	10,812,982
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	2,930	3,578,132
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.95%	03/31/2028		1,333	1,339,224
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		2,266	2,285,860
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		8,002	7,814,485
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,859	5,897,251
My Alarm Center LLC, Revolver Loan(e)(j)	0.00%	07/14/2022		7,076	4,351,909
NAS, LLC
Revolver Loan(e)(g)	0.00%	06/01/2024		920	905,723
Term Loan (3 mo. USD LIBOR + 6.50%)(e)	7.50%	06/01/2024		9,074	8,937,788
NielsenIQ, Inc., Term Loan B(h)	–	03/06/2028	EUR	2,434	2,976,523
OCM System One Buyer CTB LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)(e)	5.25%	02/28/2028		1,224	1,231,786
Protect America
Revolver Loan(e)(g)	0.00%	09/01/2024		243	228,368
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	3.00%	09/01/2024		3,949	3,711,565
Spin Holdco Inc., Term Loan B(h)	–	03/04/2028		5,731	5,731,402
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.94%	03/20/2027		956	956,424
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		2,471	2,483,514
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/11/2027		1,048	1,054,426
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024		1,232	1,201,643
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.00%)	4.09%	08/08/2026	GBP	1,531	2,173,824
					105,667,497
Cable & Satellite Television–0.07%
CSC Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025			3	3,048
Numericable-SFR S.A. (France), Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026			531	528,487
						531,535
Chemicals & Plastics–5.74%
AI PLEX AcquiCo GmbH (Germany), Term Loan (h)	–	07/31/2026	EUR		1,702	2,087,540
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			781	784,929
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			1,459	1,474,619
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			4,617	4,691,465
BASF Construction Chemicals (Germany), Term Loan B(e)(h)	–	09/30/2027			648	651,597
BCPE Max Dutch Bidco B.V. (Netherlands)
Term Loan B(h)	–	10/31/2025	EUR		832	1,015,556
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR		1,328	1,621,430
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027			1,503	1,510,433
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		109	132,129
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		373	450,162
First Lien Term Loan B-6 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		48	57,539
First Lien Term Loan B-7 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		116	140,690
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023			2,709	2,682,250
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023			434	429,728
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(i)	0.75%	09/21/2023	EUR		4,637	5,602,532
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(i)	5.75%	09/05/2022			29	25,076
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		2	2,108
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025			425	427,201
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Fusion, Term Loan(e)(h)	–	01/07/2026		$ 1,187	$ 1,216,246
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		1,700	1,698,086
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		268	270,503
Invictus US NewCo LLC, Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	03/30/2026		1,058	1,059,354
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	1,196	1,463,073
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		230	211,701
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		250	241,078
Lonza Solutions (Switzerland)
Term Loan B(h)	–	04/28/2028	EUR	3,006	3,656,351
Term Loan B(h)	–	04/28/2028		772	772,913
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		1,099	1,094,063
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		1,011	1,008,402
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR	1,915	2,322,089
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	02/27/2026		499	486,554
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		777	781,600
PQ Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		1,372	1,373,602
PQ Performance Chemicals, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	04/30/2028		1,502	1,506,018
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		1,347	1,349,040
					44,297,657
Clothing & Textiles–0.97%
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028			1,042	1,041,892
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.26%	05/01/2024			348	334,309
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.34%	05/17/2026			372	374,203
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		2,549	3,109,321
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			2,633	2,652,675
						7,512,400
Conglomerates–0.35%
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			2,015	2,001,840
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			431	428,255
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			297	289,962
						2,720,057
Containers & Glass Products–5.64%
Brook & Whittle Holding Corp., Term Loan (3 mo. USD LIBOR + 5.75%)(e)	6.75%	10/17/2024			9,644	9,499,692
Duran Group (Germany)
Term Loan B-2 (3 mo. USD LIBOR + 4.25%)	5.00%	03/29/2024			3,539	3,517,264
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	12/20/2024	EUR		6,384	7,735,833
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			788	791,142
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	8.69%	10/21/2024			231	230,443
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			3,876	3,720,131
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		6,362	7,739,622
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		3,483	4,236,891
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			417	416,270
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		2,070	2,503,171
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-05/13/2021; Cost $1,137,608)(f)(i)	6.00%	11/12/2025			1,250	1,242,564
Logoplaste (Portugal), Term Loan B(e)(h)	–	04/21/2028			580	582,444
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027			1,090	1,093,724
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024			261	261,145
						43,570,336
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cosmetics & Toiletries–0.92%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.84%	09/26/2025		$ 1,212	$ 1,221,281
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.95%	08/11/2025		559	405,306
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/18/2028		1,571	1,577,820
IRIS Bidco GmbH (Germany), Term Loan B(h)	–	05/25/2028	EUR	2,600	3,084,729
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	697	855,010
					7,144,146
Drugs–0.45%
Endo LLC, Term Loan (h)	–	03/10/2028		3,531	3,457,135
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.06%	11/15/2027		5	5,099
					3,462,234
Ecological Services & Equipment–3.79%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		1,050	1,045,173
Groundworks LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(e)	5.75%	01/17/2026		2,208	2,174,667
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(e)	6.00%	01/17/2026		5,841	5,723,756
Delayed Draw Term Loan(e)(g)	0.00%	01/17/2026		2,211	2,177,933
First Lien Incremental Term Loan (3 mo. USD LIBOR + 5.00%)(e)	6.00%	01/17/2026		13,260	12,994,620
Revolver Loan(e)(g)	0.00%	01/17/2026		520	509,293
OGF (France), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	04/11/2023	EUR	1,140	1,356,599
Patriot Container Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		1,585	1,572,693
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		166	153,551
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(e)	9.25%	11/02/2028		1,509	1,550,723
					29,259,008
Electronics & Electrical–11.38%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		200	203,651
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	1,199	1,467,494
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR	968	1,180,797
Civica (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.84%	10/14/2024	GBP	2,188	3,095,767
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		1,316	1,322,246
Dedalus Finance GmbH (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	07/16/2027	EUR	1,549	1,898,334
Delta Topco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		637	649,317
Devoteam (Castillon SAS - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	1,113	1,358,593
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		38	37,700
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026		1,091	1,084,566
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		629	621,935
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028		1,297	1,300,523
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		372	375,678
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		1,146	1,150,565
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029		552	557,111
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028		1,110	1,107,301
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027		5,680	5,688,191
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	12/31/2027		118	118,283
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		3,590	3,599,269
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/28/2029		92	92,877
Term Loan B(h)	–	04/09/2026		851	852,014
McAfee Enterprise
Second Lien Term Loan(h)	–	05/03/2029		556	552,998
Term Loan B(h)	–	05/03/2028		3,135	3,145,160
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		2,465	2,477,344
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		3,789	3,628,398
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Neustar, Inc.
Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		$ 2,971	$ 2,885,204
Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		982	955,985
Oberthur Technologies of America Corp.
Term Loan B(h)	–	01/09/2026		1,591	1,584,986
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	01/09/2026	EUR	2,899	3,539,334
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		632	618,990
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		6,324	6,233,956
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		2,112	2,080,006
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		2,871	2,882,862
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		889	893,618
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.44%	05/16/2025		4,703	4,716,196
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		632	634,341
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		6,512	6,214,847
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(i)	4.50%	12/31/2026		2,306	1,823,338
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		467	444,677
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		1,939	1,936,645
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.09%	11/02/2026		322	318,469
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		3,056	3,058,588
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		1,074	1,078,316
Ultimate Software Group, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		117	120,699
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	4,109	5,053,591
Term Loan B(h)	–	09/01/2025		359	361,841
Term Loan B-1(e)(h)	–	01/27/2023	EUR	995	1,220,622
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		1,636	1,643,885
					87,867,108
Financial Intermediaries–2.51%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (h)	–	02/28/2028			500	498,550
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/15/2028			4,166	4,177,731
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			207	208,737
GEO Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024			109	92,955
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			5,024	5,060,279
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			224	224,380
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027			838	841,106
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan(h)	–	06/08/2026	EUR		2,518	3,076,767
Washington Prime Group L.P.
Revolver Loan(g)	–	12/30/2021			2,630	2,467,554
Term Loan(h)	–	01/10/2023			1,949	1,831,662
Term Loan B(h)	–	12/30/2022			968	910,981
						19,390,702
Food Products–4.49%
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		1,475	1,777,029
BrightPet
Delayed Draw Term Loan(e)(g)	0.00%	10/05/2026			1,202	1,177,900
Revolver Loan(e)(g)	0.00%	10/05/2026			865	847,697
Revolver Loan (1 mo. USD LIBOR + 6.25%)(e)	7.25%	10/05/2026			73	71,832
Revolver Loan(e)(g)	0.00%	10/05/2026			528	517,118
Term Loan B (3 mo. USD LIBOR + 6.25%)(e)	7.25%	10/05/2026			4,196	4,112,343
Term Loan B (3 mo. USD LIBOR + 6.25%)(e)	7.25%	10/05/2026			4,314	4,227,890
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.50%)	5.50%	01/28/2028	EUR	275	$ 338,804
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.84%	01/29/2028		$ 839	849,234
H-Food Holdings LLC, Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		295	295,463
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(e)	8.75%	09/15/2028		223	223,208
Teasdale Foods, Inc., Term Loan B (3 mo. USD LIBOR + 6.25%)(e)	7.25%	12/18/2025		16,563	16,231,606
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (3 mo. GBP LIBOR + 5.50%)	5.58%	08/27/2027	GBP	2,813	3,995,214
					34,665,338
Food Service–0.99%
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			743	724,088
Euro Garages (Netherlands)
Term Loan(h)	–	03/11/2026			585	584,650
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		1,180	1,409,683
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	02/07/2025	GBP		2,363	3,284,284
Financiere Pax S.A.S., Term Loan B(h)	–	07/01/2026	EUR		1,461	1,622,693
NPC International, Inc., Second Lien Term Loan(j)	0.00%	04/18/2025			344	6,019
						7,631,417
Forest Products–0.21%
Ahlstrom-Munksjoe (Finland), Term Loan B (h)	–	03/11/2028			735	737,551
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/10/2027			907	910,649
						1,648,200
Health Care–8.08%
Acacium Group (United Kingdom), Term Loan (h)	–	05/19/2028	GBP		1,948	2,750,439
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.41%	02/11/2026			790	793,992
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.00%	12/02/2027			1,319	1,321,055
DentalCorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	9.75%	06/30/2021			1,060	1,062,047
Domus Vi (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2026	EUR		624	763,701
Ethypharm (France), Term Loan B(h)	–	04/30/2029	GBP		2,270	3,208,133
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			1,230	1,237,961
Gainwell Holding Corp.
Term Loan B(h)	–	10/01/2027			2,358	2,365,960
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			4,293	4,307,336
Global Healthcare Exchange LLC, Term Loan(h)	–	06/28/2024			276	276,786
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			2,700	2,715,718
ImageFirst
Delayed Draw Term Loan(e)(g)	0.00%	04/27/2028			171	171,145
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028			751	752,100
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR		7,484	9,074,465
MB2 Dental Solutions LLC
Term Loan B (3 mo. USD LIBOR + 6.00%)(e)	8.25%	01/29/2027			337	331,110
Term Loan B (3 mo. USD LIBOR + 6.00%)(e)	7.00%	01/29/2027			8,828	8,677,470
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			1,554	1,552,960
Nemera (Financiere N BidCo) (France)
Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		453	550,806
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		633	770,259
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		867	1,063,767
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		501	614,477
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.58%	08/21/2026	GBP		1,185	1,685,205
Packaging Coordinators Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/30/2027			913	916,220
Prophylaxis B.V. (Netherlands)
Term Loan A (3 mo. EURIBOR + 4.50%)(e)	4.50%	06/30/2025	EUR		3,801	4,600,818
Term Loan B (3 mo. EURIBOR + 0.50%)(e)	0.50%	06/30/2025	EUR		1,449	1,777,801
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027			2,366	2,384,766
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026			746	748,917
TTF Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(e)	5.00%	03/25/2028			818	821,414
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		$ 1,673	$ 1,681,376
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025		863	864,961
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.09%	10/20/2026		1,056	1,056,890
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		1,006	1,008,160
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		431	433,663
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		17	16,517
					62,358,395
Home Furnishings–2.44%
Hilding Anders AB (Sweden)
Term Loan(e)(j)(k)	0.00%	06/30/2025	EUR		5,440	66,340
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		8,979	8,640,711
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027			2,361	2,402,037
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,291	1,308,321
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			3,225	3,090,804
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024			2,808	2,815,507
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			525	522,070
						18,845,790
Industrial Equipment–2.58%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			38	37,757
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026			755	750,789
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			1,222	1,228,402
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			95	95,523
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.21%	01/02/2027			37	37,155
Kantar (United Kingdom)
Revolver Loan(e)(h)	–	06/04/2026			2,359	2,426,077
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	11/26/2026			1,485	1,479,854
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR		5,421	6,621,053
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	5.00%	03/08/2025			656	599,873
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			1,048	1,095,542
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025			490	475,559
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			613	533,845
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			942	943,808
Sabre Industries, Inc., Term Loan B(h)	–	05/24/2028			515	514,366
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027			3,069	3,084,269
						19,923,872
Insurance–0.91%
Acrisure LLC, Term Loan (h)	–	01/31/2027			2,272	2,256,039
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			3,883	3,895,146
Financiere CEP (France), Term Loan B(h)	–	06/30/2027	EUR		346	423,723
Sedgwick Claims Management Services, Inc.
First Lien Term Loan(h)	–	09/03/2026			238	237,316
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025			194	192,316
						7,004,540
Leisure Goods, Activities & Movies–8.84%
Carnival Corp. (Panama)
Term Loan B(h)	–	06/30/2025			529	532,027
Term Loan B(h)	–	06/30/2025	EUR		1,128	1,385,202
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024		$ 563	$ 711,486
Term Loan(h)	–	02/28/2025	EUR	59	62,733
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		526	458,150
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026		2,489	2,141,347
CWGS Group LLC, Term Loan B(h)	–	06/22/2021		949	942,960
Dorna Sports S.L. (Spain), Term Loan B-2(h)	–	04/12/2024		890	881,132
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.75%)	4.83%	03/10/2028	GBP	1,449	2,061,725
HotelBeds (United Kingdom)
Term Loan B (6 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	3,568	3,965,665
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2027	EUR	937	1,033,690
Term Loan D(h)	–	09/12/2027	EUR	5,774	6,523,224
Invictus Media S.L.U. (Spain)
Revolver Loan (Acquired 04/30/2021; Cost $1,102,989)(e)(f)(h)	–	06/28/2024	EUR	1,079	1,151,674
Second Lien Term Loan (Acquired 05/17/2021-05/19/2021; Cost $2,546,327)(f)(h)	–	12/26/2025	EUR	3,147	2,449,854
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019-08/14/2019; Cost $2,607,963)(f)	4.25%	06/26/2024	EUR	2,336	2,672,088
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019; Cost $635,297)(f)	4.25%	06/26/2024	EUR	570	651,730
Term Loan B-1 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/27/2021; Cost $2,855,903)(f)	4.75%	06/26/2025	EUR	2,530	2,877,937
Term Loan B-2 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/27/2021; Cost $1,766,283)(f)	4.75%	06/26/2025	EUR	1,560	1,774,452
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/29/2027	EUR	1,921	2,309,185
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	1,000	1,180,263
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		351	340,741
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		46	44,783
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	9,376	11,442,185
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	1,442	1,697,686
Royal Caribbean Cruises
Revolver Loan(h)	–	10/12/2022		379	357,732
Term Loan(h)	–	04/05/2022		1,137	1,097,577
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		644	649,047
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		1,074	1,068,699
USF S&H Holdco, LLC
Term Loan A(e)(g)	0.00%	06/30/2025		1,000	1,000,278
Term Loan A (3 mo. USD LIBOR + 15.00%)(e)	15.00%	06/30/2025		667	666,853
Term Loan B(e)(h)	–	06/30/2025		10,921	10,920,487
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	2,791	3,179,289
					68,231,881
Lodging & Casinos–3.18%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		1,695	1,699,510
Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	02/01/2026		1,591	1,554,954
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		1,518	1,523,697
B&B Hotels S.A.S. (France)
Incremental Term Loan(h)	–	06/30/2026	EUR	2,619	3,173,526
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	2,217	2,605,738
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	5,821	6,873,674
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.95%	05/10/2026		1,305	1,297,209
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.59%	06/30/2025		752	755,608
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	09/18/2026		832	829,925
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024		164	172,350
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Tackle Group S.a.r.l. (Luxembourg)
Term Loan(e)(g)	0.00%	03/23/2022	EUR	741	$ 896,191
Term Loan B(h)	–	05/07/2028	EUR	2,588	3,155,366
					24,537,748
Nonferrous Metals & Minerals–1.50%
American Rock Salt Co. LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025			$ 1,099	1,102,202
Corialis Group, Ltd. (United Kingdom), Term Loan B(h)	–	05/24/2028	GBP		678	963,274
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026			1,493	1,463,677
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025			2,604	2,604,799
Term Loan (1 mo. USD LIBOR + 9.25%)(e)	10.25%	10/22/2025			1,145	1,193,903
Kissner Group
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027			2,667	2,654,471
Term Loan B(h)	–	03/01/2027			1,626	1,621,705
						11,604,031
Oil & Gas–4.02%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.10%	05/21/2025			2,892	2,826,013
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 08/24/2020; Cost $291,383)(e)(f)	9.75%	08/04/2021			293	304,813
DIP Delayed Draw Term Loan (Acquired 08/24/2020; Cost $2,622,444)(e)(g)	0.00%	08/04/2021			2,743	2,743,312
First Lien Term Loan (Acquired 04/11/2018-07/31/2020; Cost $8,338,070)(f)(j)	0.00%	04/11/2022			19,603	8,723,495
Second Lien Term Loan (Acquired 04/11/2018-03/19/2019; Cost $4,462,365)(f)(j)	0.00%	04/11/2023			4,939	283,993
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024			1,166	285,655
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023			1,486	1,018,028
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2026			147	145,096
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024			4,083	3,440,174
LOC (3 mo. USD LIBOR + 4.00%)(e)	4.20%	06/30/2024			1,801	1,486,060
PIK Term Loan B, 3.00% PIK Rate, 1.00% Cash Rate(i)	3.00%	06/30/2025			906	409,398
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	06/30/2024			180	126,110
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024			1,944	1,949,373
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(e)(j)(k)	0.00%	07/16/2021			9	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.75%	03/19/2024			7,513	6,858,565
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.84%	03/11/2026			377	365,784
Southcross Energy Partners LLC, Revolver Loan(e)(g)	0.00%	01/31/2025			78	76,661
						31,042,530
Publishing–2.38%
Adtalem Global Education, Inc., Term Loan B (h)	–	02/12/2028			1,783	1,774,874
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024			459	460,752
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023			8,139	8,148,163
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.69%	08/21/2026			6,189	6,008,496
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025			1,967	1,973,353
						18,365,638
Radio & Television–0.22%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.61%	01/02/2026			17	17,364
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026			1	1,016
Univision Communications, Inc., Term Loan B(h)	–	05/05/2028			1,708	1,702,779
						1,721,159
Retailers (except Food & Drug)–1.37%
Bass Pro Group LLC, Term Loan B (h)	–	02/26/2028			5,198	5,245,860
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026			322	308,780
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		$ 712	$ 722,423
Kirk Beauty One GmbH (Germany)
Term Loan B-1(h)	–	03/26/2026	EUR	535	650,738
Term Loan B-2(h)	–	03/26/2026	EUR	309	375,502
Term Loan B-3(h)	–	03/26/2026	EUR	406	493,868
Term Loan B-4(h)	–	03/26/2026	EUR	944	1,147,555
Term Loan B-5(h)	–	03/26/2026	EUR	211	255,825
Savers, Inc., Term Loan B(h)	–	04/21/2028		1,355	1,367,565
					10,568,116
Surface Transport–2.37%
American Trailer World Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			927	927,063
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			509	509,638
Hertz Corp., Revolver Loan B-1(h)	–	06/30/2021			779	785,183
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/22/2025	EUR		2,370	2,716,621
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			675	666,125
Zeus Bidco Ltd. (United Kingdom), Term Loan B (3 mo. GBP LIBOR + 7.25%)	7.34%	03/29/2024	GBP		10,551	12,690,686
						18,295,316
Telecommunications–5.30%
Avaya, Inc., Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.10%	12/15/2027			488	489,177
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027			23	23,421
CCI Buyer, Inc., Term Loan(h)	–	12/13/2027			2,592	2,600,337
Colorado Buyer, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			2,494	2,428,920
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			7	7,230
Crown Subsea Communications Holding, Inc., Term Loan B(h)	–	04/20/2027			1,778	1,787,112
Frontier Communications Corp.
DIP Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	10/08/2021			2,240	2,241,733
Term Loan B-2(h)	–	10/08/2027			167	167,288
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026			2,194	2,199,421
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)	6.50%	07/13/2021			1,457	1,468,963
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(k)	8.00%	11/27/2023			8,724	8,890,738
Term Loan B-4(h)(k)	–	01/02/2024			870	887,897
Term Loan B-5(k)	8.63%	01/02/2024			2,181	2,225,295
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025			3,679	3,282,914
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.86%	11/30/2026			1,959	1,066,937
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024			307	308,329
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR		1,886	2,304,761
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026			56	56,039
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.85%	12/07/2026			4,183	4,020,141
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.50%	05/02/2023			1,801	1,672,571
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027			2,680	2,692,578
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027			76	75,430
						40,897,232
Utilities–2.71%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (h)	–	04/01/2027			1,344	1,348,326
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022			717	719,556
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			2,707	2,494,564
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026			4,577	4,586,427
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026			3,239	3,045,289
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			4,311	3,456,770
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			243	194,967
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024			2,592	2,533,253
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026	$ 741	$ 709,296
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026	81	77,227
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	12/08/2023	376	375,284
Second Lien Term Loan(e)(h)	–	05/07/2029	325	330,465
Second Lien Term Loan(h)	–	06/22/2021	1,022	1,022,015
				20,893,439
Total Variable Rate Senior Loan Interests (Cost $896,587,879)					895,932,386
			Shares
Common Stocks & Other Equity Interests–10.10%(l)
Aerospace & Defense–0.68%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(e)(f)				221	5,213,392
Automotive–0.00%
ThermaSys Corp.(e)				980,474	29,414
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)				2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(e)				28	0
					0
Business Equipment & Services–0.12%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,863,607)(f)				8,573	23,861
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)				5,101	893,083
Crossmark Holdings, Inc., Wts., expiring 07/26/2024 (Acquired 07/26/2019; Cost $7,622)(e)(f)				610	0
					916,944
Containers & Glass Products–0.00%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $52,852)(f)				13,213	29,729
Trivium Packaging Finance B.V.(m)				1	1
					29,730
Drugs–0.02%
Envigo RMS Holding Corp., Class B(e)				12,126	113,984
Financial Intermediaries–0.00%
RJO Holdings Corp.(e)				2,144	2,144
RJO Holdings Corp., Class A(e)				1,142	1,142
RJO Holdings Corp., Class B(e)				3,334	34
					3,320
Health Care–0.00%
Prophylaxis B.V.(e)				1,249	0
Industrial Equipment–0.12%
North American Lifting Holdings, Inc.				56,924	925,015
Leisure Goods, Activities & Movies–0.87%
Crown Finance US, Inc.				173,934	145,635
USF S&H Holdco, LLC(e)(n)				11,114	6,550,710
					6,696,345
Lodging & Casinos–1.12%
Bally’s Corp.(o)				134,154	7,784,956
Caesars Entertainment, Inc.(o)				7,897	848,533
					8,633,489
Nonferrous Metals & Minerals–0.18%
Covia Holdings Corp.				148,186	1,352,198
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

			Shares		Value
Oil & Gas–0.96%
AF Global, Inc.(e)				409	$ 10,021
California Resources Corp.(o)				97,266	2,821,687
California Resources Corp.				42,543	1,234,172
California Resources Corp., Wts., expiring 10/27/2024				1,358	8,189
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $805,095)(e)(f)				36,438	4,573
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $1,392,345)(e)(f)				9,210	1,155
HGIM Corp.				3,536	18,564
HGIM Corp., Wts., expiring 07/02/2043				15,803	82,966
McDermott International Ltd.(o)				1,578,203	773,319
NexTier Oilfield Solutions, Inc.(o)				46,442	197,379
Pacific Drilling S.A.(e)				240	27,000
Paragon Offshore Finance Co., Class A(e)				2,560	768
Paragon Offshore Finance Co., Class B(e)				1,280	16,000
Samson Investment Co., Class A				163,748	982,488
Southcross Energy Partners L.P.				72,413	3,729
Transocean Ltd.(o)				232,965	880,608
Tribune Resources, Inc.				376,237	319,801
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)				97,410	2,435
					7,384,854
Publishing–0.14%
Clear Channel Outdoor Holdings, Inc.(o)				466,987	1,116,099
Radio & Television–0.60%
iHeartMedia, Inc., Class A(o)				198,273	4,601,916
iHeartMedia, Inc., Class B				42	735
					4,602,651
Retailers (except Food & Drug)–0.13%
Claire’s Stores, Inc.				420	102,900
Toys ’R’ Us-Delaware, Inc.(e)				14	34,373
Vivarte S.A.S.(e)				1,181,133	880,043
					1,017,316
Surface Transport–4.55%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(f)				8,956	284,353
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/14/2021; Cost $0)(f)				140,120	44,517
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/14/2021; Cost $0)(f)				118,144	50,047
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(f)				9,414	298,894
Nobina AB(m)(n)(o)				3,432,135	34,483,966
					35,161,777
Telecommunications–0.00%
Goodman Networks, Inc.(e)(o)				101,108	0
Utilities–0.61%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022(e)				2,024	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022(e)				3,283	0
Vistra Corp.				262,754	4,248,732
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				422,054	490,638
					4,739,370
Total Common Stocks & Other Equity Interests (Cost $85,362,872)					77,935,898
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–9.73%(p)
Building & Development–0.70%
Haya Real Estate S.A. (Spain)(m)	5.25%	11/15/2022	EUR	1,336	1,321,904
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(m)(q)	5.13%	11/15/2022	EUR	4,086	$ 4,074,331
					5,396,235
Cable & Satellite Television–0.45%
Altice Finco S.A. (Luxembourg)(m)	4.75%	01/15/2028	EUR		2,932	3,515,681
Chemicals & Plastics–0.52%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR		3,345	4,023,992
Financial Intermediaries–5.64%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(q)	5.00%	08/01/2024	EUR		5,468	6,386,764
Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR		4,070	5,177,207
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(m)(q)	6.25%	05/01/2026	EUR		4,278	5,321,141
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(m)(q)	6.58%	02/01/2023	GBP		7,672	10,914,940
Newday Bondco PLC (United Kingdom)(m)	7.38%	02/01/2024	GBP		10,895	15,728,356
						43,528,408
Home Furnishings–0.55%
Very Group Funding PLC (The) (United Kingdom)(m)	7.75%	11/15/2022	GBP		2,974	4,270,461
Industrial Equipment–0.19%
TK Elevator Midco GmbH (Germany) (3 mo. EURIBOR + 4.75%)(m)(q)	4.75%	07/15/2027	EUR		1,187	1,467,390
Lodging & Casinos–0.83%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-06/05/2020; Cost $5,914,892)(f)(m)(q)	5.46%	07/15/2025	GBP		4,783	6,412,770
Oil & Gas–0.01%
PGS ASA Conv. (Norway)(e)	5.00%	02/09/2024	NOK		541	65,011
Retailers (except Food & Drug)–0.84%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR		5,244	6,454,464
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $72,211,405)						75,134,412
U.S. Dollar Denominated Bonds & Notes–4.67%
Air Transport–0.40%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (m)	5.50%	04/20/2026			$ 1,305	1,375,183
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025			1,522	1,681,248
						3,056,431
Building & Development–0.03%
SRS Distribution, Inc.(m)	4.63%	07/01/2028			239	241,498
Business Equipment & Services–0.42%
Advantage Sales & Marketing, Inc. (m)	6.50%	11/15/2028			877	930,716
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(m)	4.63%	06/01/2028			126	125,427
Imola Merger Corp.(m)	4.75%	05/15/2029			735	743,276
WASH Multifamily Acquisition, Inc.(m)	5.75%	04/15/2026			1,354	1,412,154
						3,211,573
Cable & Satellite Television–0.07%
Altice Financing S.A. (Luxembourg) (m)	5.00%	01/15/2028			360	357,727
Altice France S.A. (France)(m)	5.50%	01/15/2028			141	144,559
						502,286
Chemicals & Plastics–0.07%
Herens Holdco Sarl (Luxembourg)(m)	4.75%	05/15/2028			577	579,291
Drugs–0.11%
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc.(m)	6.13%	04/01/2029			888	876,900
Electronics & Electrical–0.20%
Diebold Nixdorf, Inc.(m)	9.38%	07/15/2025			1,380	1,533,766
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Products–0.20%
Teasdale Foods, Inc.(e)	16.25%	06/18/2026		$ 1,557	$ 1,533,645
Food Service–0.21%
eG Global Finance PLC (United Kingdom)(m)	6.75%	02/07/2025		1,592	1,631,004
Health Care–0.07%
Global Medical Response, Inc.(m)	6.50%	10/01/2025		559	575,088
Industrial Equipment–0.86%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (m)	7.38%	08/15/2026		5,735	5,866,819
Vertical Holdco GmbH (Germany)(m)	7.63%	07/15/2028		693	746,902
					6,613,721
Leisure Goods, Activities & Movies–0.15%
AMC Entertainment Holdings, Inc. (m)	10.50%	04/15/2025		703	763,637
SeaWorld Parks & Entertainment, Inc.(m)	8.75%	05/01/2025		394	427,859
					1,191,496
Nonferrous Metals & Minerals–0.17%
SCIH Salt Holdings, Inc.(m)	4.88%	05/01/2028		1,287	1,278,957
Radio & Television–0.86%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 05/18/2020-11/05/2020; Cost $5,928,434)(f)(m)	5.38%	08/15/2026		8,451	6,264,219
iHeartCommunications, Inc.(m)	4.75%	01/15/2028		358	366,215
					6,630,434
Telecommunications–0.77%
Avaya, Inc. (m)	6.13%	09/15/2028		2,081	2,212,373
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(m)	6.75%	10/01/2026		626	647,929
Consolidated Communications, Inc.(m)	6.50%	10/01/2028		486	526,639
Frontier Communications Holdings LLC(m)	5.88%	10/15/2027		704	749,426
Windstream Escrow LLC/Windstream Escrow Finance Corp.(m)	7.75%	08/15/2028		1,758	1,798,680
					5,935,047
Utilities–0.08%
Calpine Corp.(m)	4.50%	02/15/2028		644	652,050
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,580,923)					36,043,187
Asset-Backed Securities–1.69%
Structured Products–1.69%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%) (m)(q)	5.15%	10/15/2031	EUR	263	315,392
Avoca CLO XXI DAC, Series 21A, Class E (Ireland) (3 mo. EURIBOR + 5.10%)(m)(q)	5.10%	04/15/2033	EUR	2,000	2,321,116
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(e)(m)(q)	7.05%	04/24/2034	EUR	1,023	1,238,864
Bosphorus CLO VI DAC, Series 6A, Class E (Ireland) (3 mo. EUIRBOR + 5.80%)(m)(q)	5.80%	05/25/2034	EUR	2,000	2,356,820
CVC Cordatus Loan Fund XIV DAC, Series 14X, Class E (Ireland) (3 mo. EURIBOR + 5.90%)(m)(q)	5.90%	05/22/2032	EUR	2,225	2,698,554
Jubilee CLO, Series 2018-21, Class E (Netherlands) (3 mo. EURIBOR + 6.07%)(m)(q)	6.07%	04/15/2035	EUR	2,041	2,464,056
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(m)(q)	4.93%	10/25/2028		1,694	1,684,963
Total Asset-Backed Securities (Cost $12,491,936)					13,079,765
			Shares
Preferred Stocks–0.84%(l)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(e)				208,860	6,266
Containers & Glass Products–0.05%
Libbey Glass, Inc. Pfd. (Acquired 11/13/2020; Cost $322,313)(f)				3,955	355,928
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(e)				649	3,244
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Oil & Gas–0.12%
McDermott International Ltd., Pfd.(e)	1,017,283	$ 661,234
Southcross Energy Partners L.P., Series A, Pfd.(e)	288,393	151,406
Southcross Energy Partners L.P., Series B, Pfd.(e)	76,114	112,269
		924,909
Surface Transport–0.67%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,659,232)(f)	33,324	1,183,002
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,744,101)(f)	35,030	1,243,565
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(f)	42,058	1,640,262
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(f)	29,536	1,151,904
		5,218,733
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)	120,295	0
Total Preferred Stocks (Cost $5,896,374)		6,509,080
TOTAL INVESTMENTS IN SECURITIES–143.08% (Cost $1,107,131,389)		1,104,634,728
BORROWINGS–(24.74)%		(191,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(12.91)%		(99,665,302)
OTHER ASSETS LESS LIABILITIES–(5.43)%		(41,926,931)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$772,042,495
Investment Abbreviations:
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at May 31, 2021 was $60,544,435, which represented 7.84% of the Fund’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $13,431,756, which represented 1.74% of the Fund’s Net Assets.
(k)	The borrower has filed for protection in federal bankruptcy court.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $155,461,427, which represented 20.14% of the Fund’s Net Assets.
(n)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,449,079	$59,743,885	$(68,192,964)	$-	$-	$-	$1,451
Invesco Treasury Portfolio, Institutional Class	5,632,719	39,829,257	(45,461,976)	-	-	-	340
Investments in Other Affiliates:
Nobina AB	26,474,819	-	-	8,009,147	-	34,483,966	-
USF S&H Holdco, LLC	6,550,710	-	-	-	-	6,550,710	-
Total	$47,107,327	$99,573,142	$(113,654,940)	$8,009,147	$-	$41,034,676	$1,791

(o)	Non-income producing security.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/16/2021	Bank of America, N.A.	USD	3,099,810	EUR	2,540,000	$8,857
07/16/2021	Barclays Capital	USD	173,875	GBP	122,610	326
06/16/2021	BNP Paribas S.A.	USD	82,605,714	EUR	68,021,833	597,029
06/16/2021	BNP Paribas S.A.	USD	24,606,694	GBP	17,388,383	97,312
06/16/2021	BNP Paribas S.A.	USD	31,474,928	SEK	261,971,433	130,840
07/16/2021	BNP Paribas S.A.	SEK	4,926,830	USD	594,707	162
07/16/2021	Canadian Imperial Bank of Commerce	USD	510,280	SEK	4,247,267	2,259
06/16/2021	Citibank N.A.	USD	24,240,298	GBP	17,128,855	94,992
06/16/2021	Citibank N.A.	USD	908,372	SEK	7,645,080	13,975
07/16/2021	Citibank N.A.	USD	3,329,972	EUR	2,730,000	11,234
06/16/2021	JP Morgan Chase Bank N.A.	USD	912,201	SEK	7,814,971	30,643
06/16/2021	Morgan Stanley & Co.	USD	622,496	SEK	5,266,611	12,899
07/16/2021	Morgan Stanley & Co.	USD	1,286,891	SEK	10,703,113	4,706
06/16/2021	Royal Bank of Canada	USD	82,694,143	EUR	68,021,834	508,601
06/16/2021	Royal Bank of Canada	USD	24,608,440	GBP	17,388,383	95,567
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/16/2021	State Street Bank & Trust Co.	USD	322,650	SEK	2,718,251	$5,296
06/16/2021	Toronto Dominion Bank	USD	81,453,201	EUR	67,006,582	507,710
06/16/2021	UBS	USD	731,265	SEK	6,116,065	6,613
Subtotal—Appreciation						2,129,021
Currency Risk
06/16/2021	Barclays Capital	GBP	15,478,855	USD	21,259,071	(732,032)
06/16/2021	BNP Paribas S.A.	GBP	15,713,383	USD	21,582,245	(742,057)
06/16/2021	BNP Paribas S.A.	SEK	266,048,809	USD	31,159,763	(937,924)
07/16/2021	BNP Paribas S.A.	EUR	68,001,413	USD	82,633,073	(592,818)
07/16/2021	BNP Paribas S.A.	GBP	17,751,720	USD	25,123,286	(97,822)
07/16/2021	BNP Paribas S.A.	SEK	274,883,125	USD	33,028,734	(142,780)
07/16/2021	Canadian Imperial Bank of Commerce	GBP	1,300,000	USD	1,830,620	(16,381)
06/16/2021	Citibank N.A.	EUR	67,323,961	USD	80,259,318	(2,089,804)
06/16/2021	Citibank N.A.	SEK	2,718,251	USD	322,196	(5,750)
07/16/2021	Citibank N.A.	GBP	17,177,747	USD	24,311,756	(93,867)
06/16/2021	Goldman Sachs & Co.	EUR	2,083,200	USD	2,506,419	(41,704)
06/16/2021	JP Morgan Chase Bank N.A.	SEK	10,533,222	USD	1,256,971	(13,818)
07/16/2021	JP Morgan Chase Bank N.A.	SEK	3,567,705	USD	429,140	(1,393)
06/16/2021	Morgan Stanley & Co.	EUR	67,323,961	USD	80,205,593	(2,143,529)
06/16/2021	Royal Bank of Canada	SEK	2,888,142	USD	340,701	(7,741)
07/16/2021	Royal Bank of Canada	EUR	68,001,413	USD	82,721,679	(504,213)
07/16/2021	Royal Bank of Canada	GBP	17,438,016	USD	24,681,052	(94,353)
06/16/2021	State Street Bank & Trust Co.	EUR	66,319,126	USD	79,076,273	(2,043,758)
06/16/2021	State Street Bank & Trust Co.	GBP	15,713,383	USD	21,580,427	(743,875)
07/16/2021	State Street Bank & Trust Co.	EUR	625,458	USD	762,197	(3,292)
07/16/2021	State Street Bank & Trust Co.	GBP	600,000	USD	845,675	(6,787)
07/16/2021	Toronto Dominion Bank	EUR	66,986,466	USD	81,480,328	(503,386)
06/16/2021	UBS	GBP	5,000,000	USD	6,936,192	(167,403)
06/16/2021	UBS	SEK	9,343,987	USD	1,105,504	(21,810)
07/16/2021	UBS	SEK	17,498,740	USD	2,108,264	(3,396)
Subtotal—Depreciation						(11,751,693)
Total Forward Foreign Currency Contracts						$(9,622,672)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
During the three months ended May 31, 2021, there were transfers from Level 3 to Level 2 of $10,100,040, due to third-party vendor quotations utilizing more than one market quote. Also, there were transfers from Level 1 to Level 3 of $712,098, due to third party vendor quotations utilizing single market quotes and from Level 2 to Level 3 of $12,570,473, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$688,504,843	$207,427,543	$895,932,386
Common Stocks & Other Equity Interests	24,515,590	39,640,037	13,780,271	77,935,898
Non-U.S. Dollar Denominated Bonds & Notes	—	75,069,401	65,011	75,134,412
U.S. Dollar Denominated Bonds & Notes	—	32,828,294	3,214,893	36,043,187
Asset-Backed Securities	—	11,840,901	1,238,864	13,079,765
Preferred Stocks	—	5,574,661	934,419	6,509,080
Total Investments in Securities	24,515,590	853,458,137	226,661,001	1,104,634,728
Other Investments - Assets*
Investments Matured	—	3,120,277	1,155,890	4,276,167
Forward Foreign Currency Contracts	—	2,129,021	—	2,129,021
	—	5,249,298	1,155,890	6,405,188
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(11,751,693)	—	(11,751,693)
Total Other Investments	—	(6,502,395)	1,155,890	(5,346,505)
Total Investments	$24,515,590	$846,955,742	$227,816,891	$1,099,288,223

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2021:
	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/21
Variable Rate Senior Loan Interests	$ 208,090,001	$ 21,198,794	$ (24,419,816)	$ 252,596	$ 951,485	$ (1,112,434)	$ 12,564,207	$ (10,097,290)	$ 207,427,543
U.S. Dollar Denominated Bonds & Notes	3,182,330	-	-	-	-	32,563	-	-	3,214,893
Common Stocks & Other Equity Interests	13,193,366	25,200	(35,060)	–	(251,117)	850,632	-	(2,750)	13,780,271
Preferred Stocks	258,788	–	–	–	-	(42,733)	718,364	-	934,419
Investments Matured	450,576	692,490	–	4,576	-	8,248	-	-	1,155,890
Non-U.S. Dollar Denominated Bonds & Notes	-	543,683	-	-	-	(478,672)	-	-	65,011
Asset-Backed Securities	-	1,188,489	-	123	-	50,252	-	-	1,238,864
Total	$ 225,175,061	$ 23,648,656	$ (24,454,876)	$ 257,295	$ 700,368	$ (692,144)	$ 13,282,571	$ (10,100,040)	$ 227,816,891
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Dynamic Credit Opportunities Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Muth Mirror Systems, LLC, Term Loan	$18,819,690	Interpolated Required Return	Implied Yield	N/A	7.9%	(a)
Teasdale Foods, Inc., Term Loan B	16,231,606	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	11x $35.2 million	(b)
Groundworks LLC, First Lien Incremental Term Loan	12,994,620	Loan Origination Value	Original Cost	N/A	98% of par	(c)
(a)	The Fund fair values certain investments in direct loan financings using an interpolated debt structure model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of earnings before interest, taxes, depreciation, and amortization and risk tiering. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(b)	The Fund fair values certain common equity securities and loans using an Enterprise Value ("EV") approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization. For common equity securities, the EV will be adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(c)	The Fund fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Dynamic Credit Opportunities Fund